                                                                               .
                                                                               .
                                                                               .

                              PROSPECTUS SUPPLEMENT
                              DATED SEPT. 15, 2011*

                                                             PROSPECTUS FORM #
----------------------------------------------------------------------------------------
                   PRODUCT NAME                         NATIONAL            NEW YORK
----------------------------------------------------------------------------------------
  RIVERSOURCE(R) FLEXIBLE PORTFOLIO VARIABLE        S-6161 W (4/11)     S-6163 V (4/11)
  ANNUITY
----------------------------------------------------------------------------------------
  RIVERSOURCE RETIREMENT ADVISOR(R) VARIABLE        S-6467 R (4/11)     S-6471 N (4/11)
  ANNUITY
----------------------------------------------------------------------------------------
  RIVERSOURCE(R) SIGNATURE VARIABLE ANNUITY          43444 T (4/11)
----------------------------------------------------------------------------------------
  RIVERSOURCE(R) SIGNATURE ONE VARIABLE ANNUITY     240192 V (4/11)
----------------------------------------------------------------------------------------
  RIVERSOURCE(R) VARIABLE UNIVERSAL LIFE            S-6194 AM (4/11)    S-6171 AN (4/11)
  INSURANCE
----------------------------------------------------------------------------------------
  RIVERSOURCE(R) VARIABLE UNIVERSAL LIFE III        S-6189 AD (4/11)
----------------------------------------------------------------------------------------
  RIVERSOURCE SUCCESSION SELECT(R) VARIABLE         S-6202 P (4/11)
  LIFE INSURANCE
----------------------------------------------------------------------------------------


This supplement describes proposed changes to certain investment options offered under certain variable life insurance policies and variable annuity contracts (the "Contracts"). Please retain this supplement with your Prospectus for future reference.

On June 30, 2011, the Board of Trustees of Credit Suisse Trust (the "Trust") approved the liquidation of each of the U.S. Equity Flex I Portfolio and the International Equity Flex III Portfolio (each, a "Portfolio"), each a series of the Trust, pursuant to the terms of a Plan of Liquidation and Dissolution for each Portfolio.

The proposed liquidation is subject to shareholder approval. If shareholder approval is obtained, it is expected that the liquidation will take place on or about October 21st, 2011.

Before the liquidation date, you may transfer contract value in the liquidated portfolios to another investment option available under your Contract. Contract value remaining in the portfolios on the liquidation date will be transferred to the Columbia Variable Portfolio -- Cash Management Fund (Class 3). Thereafter, the Credit Suisse -- U.S. Equity Flex I Portfolio and the Credit
Suisse -- International Equity Flex III Portfolio will no longer be available as an investment options under your Contract.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

* Valid until next prospectus update.

S-6202-23 A (9/11)